Other equity instruments (Tables)	12 Months Ended
Dec. 31, 2018
Other equity instruments [abstract]
Details of other equity instruments
Type of Instruments	Issuance Date	Category	Initial Distribution Rate	Issue Price	Number	Par Value	Initial Period	Conversion Condition	Conversion Result
				RMB ’000		RMB ’000
Bond A	September 2017	Equity Instrument	5.05%	0.1	25,000,000	2,500,000	3 Years	None	None
Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None
Yingda Insurance Financing Plan (1st)	September 2018	Equity Instrument	5.79%	—	—	3,283,000	perpetual	None	None
Yingda Insurance Financing Plan (2nd)	September 2018	Equity Instrument	5.79%	—	—	827,000	perpetual	None	None
Yingda Insurance Financing Plan (3rd)	September 2018	Equity Instrument	5.79%	—	—	890,000	perpetual	None	None
Total						10,000,000

Changes of other equity instruments
	As at 1 January 2018		issuance		Cumulative distributions		As at 31 December 2018
Type of Instruments	Number	Amount	Number	Amount	Accrual distribution	Distribution payment	Number	Amount
		RMB ’000		RMB ’000	RMB ’000	RMB ’000		RMB ’000
Bond A	25,000,000	2,533,872	-	-	126,250	(126,250)	25,000,000	2,533,872
Bond B	25,000,000	2,534,678	-	-	129,250	(129,250)	25,000,000	2,534,678
Yingda Insurance Financing Plan (1st)	—	-	—	3,283,000	58,609	(52,801)	—	3,288,808
Yingda Insurance Financing Plan (2nd)	—	-	—	827,000	14,498	(13,035)	—	828,463
Yingda Insurance Financing Plan (3rd)	—	-	—	890,000	13,742	(12,167)	—	891,575
Total		5,068,550		5,000,000	342,349	(333,503)		10,077,396